Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities [Line Items]
Income taxes payable	¥ 5,802	¥ 8,117
Payable for property, plant and equipment	11,734	6,011
Other	17,214	4,767
Accrued expenses and other current liabilities, Total	¥ 34,750	¥ 18,895